Short-Term Borrowings – Related Party (Details)	Sep. 06, 2021
Debt Disclosure [Abstract]
Borrowing agreement, description	the Company entered into borrowing agreement with Hong Kong KISEN Co., Ltd with 0.1% annual interest rate and maturity less than 4 month.